Commitments and contingencies (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Aggregate rental expense for operating leases	€ 5,964	€ 9,529	€ 24,661
Purchase commitments with suppliers	69,720
Commitments for capital expenditures	€ 3,198